Stock-Based Compensation Plans and Arrangements - Stock Option Activity (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	$ 27	$ 14	$ 1
Cash received from option exercises	0
Actual tax benefit realized for the tax deductions from option exercises	10
Unrecognized compensation cost	18.0
Weighted average period for total unrecognized compensation cost	1 year 9 months 18 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 4.0
Weighted average period for total unrecognized compensation cost	1 year 4 months 24 days